Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Voyage revenues (notes 6 and 12a)	$ 726,791	$ 624,480	$ 597,831
Voyage expenses	21,440	34,609	28,190
Vessel operating expenses (note 12a)	(232,660)	(192,149)	(124,626)
Time-charter hire expenses	8,777	9,396	23,487
Depreciation and amortization	(145,728)	(128,459)	(130,810)
General and administrative expenses (notes 12a and 17)	(30,911)	(25,470)	(41,040)
(Gain) write-down and (gain) loss on sales of vessels (note 19)	27,991	(54,397)	0
Restructuring charges (notes 12a and 18)	0	(2,651)	(3,223)
Income from vessel operations	315,266	177,349	246,455
Equity income (notes 7 and 12a)	149,006	118,432	115,399
Interest expense	(187,506)	(137,129)	(118,618)
Interest income (note 7a)	11,412	8,132	5,945
Realized and unrealized gain on non-designated derivative instruments (note 13)	23,993	65,668	8,523
Foreign currency exchange (loss) gain (notes 10 and 13)	(5,354)	25,478	8,612
Other income (expense) (notes 1, 3b and 5a)	21,110	(8,192)	(3,882)
Net income before income tax expense	327,927	249,738	262,434
Income tax expense (notes 11 and 14c)	(10,211)	(8,185)	(6,886)
Net income	317,716	241,553	255,548
Preferred unitholders' interest in net income	24,941	25,606	25,702
General partner's interest in net income	0	740	3,808
Net Income (Loss) Available to Common Stockholders, Basic	279,601	197,746
Company / Limited partners’ interest in net income			213,138
Noncontrolling Interest
Income Statement [Abstract]
Net income	13,174	14,966	12,900
Non-controlling interest in net income	13,174	17,461	12,900
Non-controlling interest in net income	$ (13,174)	$ (17,461)	$ (12,900)